Significant accounting policies, judgements, estimates and assumptions (Tables)	12 Months Ended
Dec. 31, 2022
Corporate Information And Statement Of IFRS Compliance [Abstract]
Summary of typical useful lives of other property, plant and equipment
Other property, plant and equipment is depreciated on a straight-line basis over its expected useful life. The typical useful lives of the group’s other property, plant and equipment on initial recognition are as follows:

Land improvements	15 to 25 years
Buildings	20 to 50 years
Refineries	20 to 30 years
Pipelines	10 to 50 years
Service stations	15 years
Office equipment	3 to 10 years
Fixtures and fittings	5 to 15 years

								$ million
	Land and land improvements	Buildings	Oil and gas properties[a]	Plant, machinery and equipment	Fittings, fixtures and office equipment	Transportation	Oil depots, storage tanks and service stations	Total
Cost - owned PP&E
At 1 January 2022	3,713	1,245	208,034	44,037	2,231	3,033	10,241	272,534
Exchange adjustments	(184)	(30)	—	(599)	(83)	(14)	(590)	(1,500)
Additions	51	31	6,221	2,188	252	42	993	9,778
Acquisitions	1	40	—	998	—	37	3	1,079
Transfers from intangible assets	—	—	357	—	—	—	—	357
Reclassified as assets held for sale	(49)	—	(4,351)	(1,408)	—	—	—	(5,808)
Deletions and disposals	(19)	(336)	(31,977)	(554)	(180)	(22)	(558)	(33,646)
At 31 December 2022	3,513	950	178,284	44,662	2,220	3,076	10,089	242,794
Depreciation - owned PP&E
At 1 January 2022	706	654	134,550	21,841	1,792	2,388	5,783	167,714
Exchange adjustments	(26)	(21)	—	(299)	(61)	(11)	(354)	(772)
Charge for the year	47	26	9,770	1,457	135	72	501	12,008
Impairment losses	6	14	1,251	1,487	—	4	336	3,098
Impairment reversals	—	—	(2,221)	(65)	—	(5)	—	(2,291)
Reclassified as assets held for sale	(18)	—	(3,972)	(1,164)	—	—	—	(5,154)
Deletions and disposals	(15)	(172)	(28,688)	(354)	(177)	(17)	(447)	(29,870)
At 31 December 2022	700	501	110,690	22,903	1,689	2,431	5,819	144,733
Owned PP&E - net book amount at 31 December 2022	2,813	449	67,594	21,759	531	645	4,270	98,061
Right-of-use assets - net book amount at 31 December 2022[b]	—	1,157	17	926	7	2,333	3,543	7,983
Total PP&E - net book amount at 31 December 2022	2,813	1,606	67,611	22,685	538	2,978	7,813	106,044
Cost - owned PP&E
At 1 January 2021	3,872	1,210	214,323	42,914	2,418	3,049	10,276	278,062
Exchange adjustments	(205)	(19)	—	(736)	(31)	(16)	(627)	(1,634)
Additions	68	59	7,931	2,187	171	40	762	11,218
Acquisitions	—	—	—	1	—	—	—	1
Transfers from intangible assets	—	—	38	—	—	—	—	38
Reclassified as assets held for sale	—	—	(7,399)	—	—	—	—	(7,399)
Deletions and disposals	(22)	(5)	(6,859)	(329)	(327)	(40)	(170)	(7,752)
At 31 December 2021	3,713	1,245	208,034	44,037	2,231	3,033	10,241	272,534
Depreciation - owned PP&E
At 1 January 2021	692	631	140,551	20,031	1,845	2,381	5,786	171,917
Exchange adjustments	(29)	(10)	—	(370)	(21)	(12)	(373)	(815)
Charge for the year	48	36	10,193	1,502	158	71	523	12,531
Impairment losses	4	—	2,340	937	—	12	4	3,297
Impairment reversals	—	(3)	(4,794)	—	—	(30)	—	(4,827)
Reclassified as assets held for sale	—	—	(7,399)	—	—	—	—	(7,399)
Deletions and disposals	(9)	—	(6,341)	(259)	(190)	(34)	(157)	(6,990)
At 31 December 2021	706	654	134,550	21,841	1,792	2,388	5,783	167,714
Owned PP&E - net book amount at 31 December 2021	3,007	591	73,484	22,196	439	645	4,458	104,820
Right-of-use assets - net book amount at 31 December 2021[b]	—	1,331	32	617	15	2,513	3,574	8,082
Total PP&E - net book amount at 31 December 2021	3,007	1,922	73,516	22,813	454	3,158	8,032	112,902

Assets under construction included above
At 31 December 2022								22,313
At 31 December 2021								19,704
Depreciation charge for the year on right-of-use assets
2022		190	18	321	10	853	577	1,969
2021		209	27	279	10	844	613	1,982
[a]For information on significant estimates and judgements made in relation to the estimation of oil and natural reserves see Property, plant and equipment within Note 1.
[b]$560 million (2021 $203 million) of drilling rig right-of-use assets and $2,208 million (2021 $2,230 million) of shipping vessel right-of-use assets are included in Plant, machinery and equipment and Transportation respectively.

Summary of long-term price assumptions used in impairment testing

2022 price assumptions	2023	2025	2030	2040	2050
Brent oil ($/bbl)	77	70	70	58	45
Henry Hub gas ($/mmBtu)	4.00	4.00	4.00	3.50	3.50

2021 price assumptions	2022	2025	2030	2040	2050
Brent oil ($/bbl)	71	61	61	56	46
Henry Hub gas ($/mmBtu)	4.08	3.06	3.06	3.06	2.80

Summary of changes to segmental presentation

						$ million
			2021			2020
	OB&C (as previously reported)	Rosneft (as previously reported)	OB&C restated	OB&C (as previously reported)	Rosneft (as previously reported)	OB&C restated
Profit (loss) before interest and tax	(2,777)	2,688	(89)	(579)	(238)	(817)
Inventory holding (gains) losses*	—	(259)	(259)	—	89	89
RC profit (loss) before interest and tax	(2,777)	2,429	(348)	(579)	(149)	(728)
Net (favourable) adverse impact of adjusting items	1,394	291	1,685	(303)	205	(98)
Underlying RC profit (loss) before interest and tax	(1,383)	2,720	1,337	(882)	56	(826)
Taxation on an underlying RC basis	294	(269)	25	37	(3)	34
Underlying RC profit (loss) before interest	(1,089)	2,451	1,362	(845)	53	(792)